Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
MTU Aero Engines AG	82,438	$13,287,311

Air Freight & Logistics — 2.7%
Deutsche Post AG, Registered	1,535,933	47,803,672

Airlines — 0.2%
Deutsche Lufthansa AG, Registered(a)(b)	371,244	3,775,217

Auto Components — 0.9%
Continental AG	170,801	16,802,752

Automobiles — 4.9%
Bayerische Motoren Werke AG	514,093	30,079,368
Daimler AG, Registered(b)	1,328,904	49,342,508
Volkswagen AG	50,400	7,983,288

		87,405,164

Banks — 0.3%
Commerzbank AG(a)	1,555,622	6,058,114

Capital Markets — 4.1%
Deutsche Bank AG, Registered(a)(b)	3,048,613	25,538,549
Deutsche Boerse AG	295,012	48,534,340

		74,072,889

Chemicals — 6.9%
BASF SE	1,426,116	77,167,483
Covestro AG(c)	269,935	9,995,724
Evonik Industries AG	325,600	8,022,309
LANXESS AG	128,990	6,669,042
Symrise AG	199,762	21,864,989

		123,719,547

Construction & Engineering — 0.2%
HOCHTIEF AG	38,893	3,422,072

Construction Materials — 0.6%
HeidelbergCement AG	231,059	11,470,730

Diversified Telecommunication Services — 5.2%
Deutsche Telekom AG, Registered(a)	5,175,163	81,599,665
Telefonica Deutschland Holding AG	1,616,742	4,974,325
United Internet AG, Registered(d)	159,151	6,528,923

		93,102,913

Food & Staples Retailing — 0.2%
METRO AG	282,846	2,641,580

Health Care Equipment & Supplies — 1.0%
Carl Zeiss Meditec AG, Bearer(a)	62,493	6,402,245
Siemens Healthineers AG(c)	232,133	11,997,868

		18,400,113

Health Care Providers & Services — 3.3%
Fresenius Medical Care AG & Co. KGaA	330,888	27,825,571
Fresenius SE & Co. KGaA	649,081	31,190,614

		59,016,185

Household Products — 0.7%
Henkel AG & Co. KGaA	161,353	12,931,601

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	312,523	9,768,538

Industrial Conglomerates — 7.2%
Siemens AG, Registered	1,187,810	130,183,737

Security	Shares	Value

Insurance — 10.2%
Allianz SE, Registered	647,742	$117,314,335
Hannover Rueck SE	93,624	15,059,022
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	224,081	50,997,858

		183,371,215

Interactive Media & Services — 0.7%
Scout24 AG(c)	167,070	12,776,516

Internet & Direct Marketing Retail — 2.0%
Delivery Hero SE(a)(c)	198,755	19,053,108
Zalando SE(a)(c)	235,557	15,941,401

		34,994,509

IT Services — 1.1%
Wirecard AG(b)	182,266	19,171,425

Life Sciences Tools & Services — 0.9%
QIAGEN NV(a)	358,407	15,671,869

Machinery — 1.2%
GEA Group AG	238,211	7,098,651
KION Group AG	100,846	5,631,235
Knorr-Bremse AG	75,088	7,949,824

		20,679,710

Metals & Mining — 0.2%
thyssenkrupp AG(a)	628,290	4,235,201

Multi-Utilities — 3.7%
E.ON SE	3,485,986	36,860,797
RWE AG	906,785	30,048,037

		66,908,834

Personal Products — 0.9%
Beiersdorf AG	156,511	16,410,189

Pharmaceuticals — 7.0%
Bayer AG, Registered	1,525,403	103,028,561
Merck KGaA	200,673	23,024,990

		126,053,551

Real Estate Management & Development — 5.1%
Aroundtown SA	1,789,009	9,834,596
Deutsche Wohnen SE	530,602	23,738,443
LEG Immobilien AG	96,688	12,054,300
Vonovia SE	799,885	46,071,343

		91,698,682

Semiconductors & Semiconductor Equipment — 2.3%
Infineon Technologies AG	1,942,298	40,738,657

Software — 12.2%
Nemetschek SE	80,839	6,375,415
SAP SE	1,608,541	203,080,990
TeamViewer AG(a)	201,850	10,273,267

		219,729,672

Textiles, Apparel & Luxury Goods — 4.9%
adidas AG(a)	295,625	78,000,451
Puma SE(a)	128,801	9,195,180

		87,195,631

Trading Companies & Distributors — 0.7%
Brenntag AG	239,891	12,651,010

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	64,609	$3,206,741

Total Common Stocks — 92.9% (Cost: $2,310,790,458)		1,669,355,547

Preferred Stocks

Automobiles — 3.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	87,826	4,042,545
Porsche Automobil Holding SE, Preference Shares, NVS	237,756	12,935,119
Volkswagen AG, Preference Shares, NVS	288,156	42,470,250

		59,447,914

Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	107,912	4,299,685

Health Care Equipment & Supplies — 1.2%
Sartorius AG, Preference Shares, NVS	55,226	20,480,967

Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	276,632	24,703,077

Total Preferred Stocks — 6.1% (Cost: $153,120,798)		108,931,643

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	80,453,738	80,574,419

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	984,000	$984,000

		81,558,419

Total Short-Term Investments — 4.5% (Cost: $81,473,025)		81,558,419

Total Investments in Securities — 103.5% (Cost: $2,545,384,281)		1,859,845,609

Other Assets, Less Liabilities — (3.5)%		(63,466,336)

Net Assets — 100.0%		$1,796,379,273

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,070,907	41,382,831	80,453,738	$80,574,419	$589,095	(b)	$1,527		$81,133
BlackRock Cash Funds: Treasury, SL Agency Shares	839,000	145,000	984,000	984,000	9,835		—		—

				$81,558,419	$598,930		$1,527		$81,133

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	43	06/19/20	$13,874	$810,643

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,669,355,547	$—	$—	$1,669,355,547
Preferred Stocks	108,931,643	—	—	108,931,643
Money Market Funds	81,558,419	—	—	81,558,419

	$1,859,845,609	$—	$—	$1,859,845,609

Derivative financial instruments(a)
Assets
Futures Contracts	$810,643	$—	$—	$810,643

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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